Concentrations (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($) Customers Suppliers	Dec. 31, 2019 USD ($) Customers Suppliers	Sep. 30, 2020 USD ($) Customers Suppliers	Sep. 30, 2019 Customers Suppliers
Concentrations (Textual)
Cash, FDIC insured amount | $	$ 250,000		$ 250,000
Concentrations of foreign sales | $	$ 0	$ 1,632	$ 7,180
Supplier One [Member] | Accounts Payable [Member]
Concentrations (Textual)
Concentration risk, percentage	15.00%		14.00%	14.00%
Number of suppliers	3		3	3
Supplier Two [Member] | Accounts Payable [Member]
Concentrations (Textual)
Concentration risk, percentage	13.00%		13.00%	12.00%
Number of suppliers	3		3	3
Supplier Three [Member] | Accounts Payable [Member]
Concentrations (Textual)
Concentration risk, percentage	11.00%		10.00%	12.00%
Number of suppliers	3		3	3
Sales Revenue, Net [Member] | Customer One [Member]
Concentrations (Textual)
Concentration risk, percentage	53.00%	87.00%	72.00%	52.00%
Number of customers | Customers	2	1	2	2
Sales Revenue, Net [Member] | Customer Two [Member]
Concentrations (Textual)
Concentration risk, percentage	38.00%		11.00%	14.00%
Number of customers | Customers	2		2	2
Accounts Receivable [Member] | Customer One [Member]
Concentrations (Textual)
Concentration risk, percentage	54.00%		75.00%	57.00%
Number of customers | Customers	2		2	2
Accounts Receivable [Member] | Customer Two [Member]
Concentrations (Textual)
Concentration risk, percentage	48.00%		21.00%	20.00%
Number of customers | Customers	2		2	2
Purchase [Member] | Supplier One [Member]
Concentrations (Textual)
Concentration risk, percentage	24.00%	49.00%	22.00%	18.00%
Number of suppliers	2	1	1	2
Purchase [Member] | Supplier Two [Member]
Concentrations (Textual)
Concentration risk, percentage	14.00%			18.00%
Number of suppliers	2			2